Investments (Components of Net Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities, Gain (Loss) [Abstract]
Fixed maturity securities — net gains (losses) on sales and disposals	$ 204	$ 598	$ 561
Equity securities — net gains (losses) on sales and disposals	61	101	31
Other net investment gains (losses):
FVO and trading securities — FVO general account securities	0	9	15
Mortgage Loans	(105)	(36)	22
Real estate and real estate joint ventures	531	222	(19)
Other limited partnership interests	(67)	(78)	(48)
Other	(6)	(110)	22
Subtotal - investment portfolio gains (losses)	488	610	392
FVO CSEs - changes in estimated fair value subsequent to consolidation:
Commercial mortgage loans	(7)	(13)	(52)
Securities	0	0	2
Long-term debt — related to commercial mortgage loans	4	19	85
Long-term debt — related to securities	0	(1)	(2)
Non-investment portfolio gains (losses)	112	(812)	(264)
Subtotal	109	(807)	(231)
Total net investment gains (losses)	597	(197)	161
Fixed Maturity Securities
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(90)	(60)	(166)
Net investment gains (losses)	114	538	395
Consumer
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(28)	(7)	(11)
Transportation
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(2)	(3)
Utility
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(21)	0	(48)
Finance
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(10)
Communications
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(2)
Industrial
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(5)	0	0
Corporate fixed maturity securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(54)	(9)	(74)
RMBS
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(30)	(31)	(80)
CMBS (1)
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(13)	(12)
ABS
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(7)	0
State and political subdivision
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(6)	0	0
Equity securities
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(40)	(36)	(26)
Net investment gains (losses)	21	65	5
Non-redeemable preferred stock
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(1)	(23)	(20)
Common stock
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	$ (39)	$ (13)	$ (6)